Note 6 - Employee Benefit Plans (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	$ 8,041,983	$ 8,388,698
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Pensions	2,734,274	2,852,157
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year	676,810
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	$ 360,000
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	4.00%
Paid To Pension Plan [Member]
Dividends	$ 6,510	$ 6,510